Condensed Balance Sheets - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current Assets
Cash	$ 145,411	$ 367,110
Due from Sponsor	25,000	25,000
Prepaid expenses and other current assets	609,153	354,559
Total Current Assets	779,564	746,669
Investments held in Trust Account	109,303,241	109,141,622
Prepaid expenses-non-current		189,271
Total Assets	110,082,805	110,077,562
Current Liabilities
Accounts payable and accrued expenses	319,461	174,579
Note payable – Sponsor at fair value (cost $800,000 and $0)	553,036
Total Current Liabilities	872,497	174,579
Deferred underwriting fee payable	3,745,000	3,745,000
Warrant liability	1,155,275	5,144,250
Total Liabilities	5,772,772	9,063,829
Commitments and contingencies (Note 6)
Common stock subject to possible redemption at redemption value (10,700,000 shares at $10.20)	109,140,000	109,140,000
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock, $0.0001 par value; 50,000,000 shares authorized; 2,850,000 shares issued and outstanding (excludes 10,700,000 shares subject to possible redemption)	286	286
Additional paid-in capital
Accumulated deficit	(4,830,253)	(8,126,553)
Total Stockholders’ Deficit	(4,829,967)	(8,126,267)
Total Liabilities and Stockholders’ Deficit	$ 110,082,805	$ 110,077,562